Repurchase Transactions - Summary of Repo Transactions and Reverse Repurchase Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of repurchase transactions [Abstract]
Debtors for Reverse Repurchase Transactions of Government Securities	$ 0	$ 2,527,420,963
Interest Accrued Receivable for Reverse Repurchase Transactions	0	20,773,308
Total Repurchase Transactions—Assets	0	2,548,194,271
Creditors for Repurchase Transactions of Government Securities	388,945,477	50,497,619
Interest Accrued Payable for Repurchase Transactions	755,785	342,057
Total Repurchase Transactions—Liabilities	$ 389,701,262	$ 50,839,676